FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value of Financial Assets and Financial Liabilities

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of June 30, 2025 and December 31, 2024:

	At June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Note Receivable	$—	$—	$748,600	$748,600
Total assets	$—	$—	$748,600	$748,600

Liabilities:
Junior Note Warrants	$—	$—	$18,301	$18,301
Notes payable - fair value option	—	—	9,510,017	9,510,017
SEPA liability	—	—	3,297,922	3,297,922
Total liabilities	$—	$—	$12,826,240	$12,826,240

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900
Total liabilities	$—	$—	$166,515	$166,515

(1)
Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8. In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished. For additional information, see Note 8.

The following tables set forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 31, 2024 and 2023:

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$2,238,519	$2,238,519

(1) Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8, Notes and Convertible Notes Payable.

Schedule of Changes in Fair Value of Financial Assets

The following table sets forth a summary of the changes in fair value of the Company's Convertible Note Receivable:

	Three Months Ended June 30,	Six Months Ended June 30,
	2025	2025
Fair value, beginning balance	$260,000	$—
Fair value at issuance	—	260,000
Principal additions	500,000	650,000
Contributions from related party	—	(150,000)
Change in fair value	(11,400)	(11,400)
Fair value, ending balance	$748,600	$748,600

Notes Payable Fair Value Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value Notes Payable Recorded Under Fair Value Option

The fair value of the Company's notes payable recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of the notes payable recorded under the fair value option at issuance and June 30, 2025 were as follows:

Six Months Ended June 30, 2025
Valuation Inputs:	Indigo Capital Convertible Notes(1)	Agile Note(2)	Diagonal Convertible Note(1)	Boot Convertible Note(1)	Bomore Convertible Notes(3)	Brick Lane Convertible Notes(1)(3)	Torcross Convertible Note(3)
Stock price	$0.16 - 0.35	N/A	$0.14 - 0.35	$0.14 - 0.35	$0.33 - 0.35	$0.31 - 0.35	$0.34 - 0.35
Expected term (in years)	0.67 - 0.99	0.49 - 0.58	0.66 - 0.79	0.66 - 0.79	0.96 - 1.00	0.92 - 1.00	0.98 - 1.00
Expected volatility	237.8% - 268.7%	N/A	220.5% - 245.4%	220.5% - 245.4%	N/A	258.4%	N/A
Risk-free interest rate	4.0% - 4.2%	N/A	4.2%	4.2%	N/A	4.1%	N/A
Risk-adjusted discount rate	0.0% - 12.9%	18.0% - 18.6%	N/A	N/A	N/A	N/A	N/A
Expected dividend yield	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1)
Fair value was estimated using a Monte Carlo simulation model, which incorporates significant assumptions including the expected volatility of the Company's stock price, the risk-free interest rate, and the timing and probability of future liquidity events.
(2)
Fair value was estimated using a discounted cash flow method, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgment in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.
(3)
Fair value was estimated using the current value method, which allocates the Company's most recent enterprise value to the various classes of equity based on their respective rights and preferences.

Schedule of Changes in Fair Value of Financial Liabilities

The following tables set forth a summary of the changes in fair value of the Company's notes payable recorded under the fair value option:

	Three Months Ended June 30, 2025
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
Indigo Capital Convertible Notes	$4,047,000	$3,803,374	$—	$(2,761,362)	$1,173,366	$6,262,378
Agile Note	—	500,000	58,417	—	316,143	874,560
Diagonal Convertible Note	—	399,955	—	—	(6,735)	393,220
Boot Convertible Note	—	193,215	—	—	(3,254)	189,961
Brick Lane Convertible Notes	—	2,565,384	—	(2,264,573)	(29,972)	270,839
Bomore Convertible Notes	—	1,411,829	—	—	(28,190)	1,383,639
Torcross Convertible Notes	—	133,883	—	—	1,537	135,420
Total	$4,047,000	$9,007,640	$58,417	$(5,025,935)	$1,422,895	$9,510,017

	Six Months Ended June 30, 2025
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
Indigo Capital Convertible Notes	$—	$9,014,474	$—	$(3,668,940)	$916,844	$6,262,378
Agile Note	—	500,000	58,417	—	316,143	874,560
Diagonal Convertible Note	—	399,955	—	—	(6,735)	393,220
Boot Convertible Note	—	193,215	—	—	(3,254)	189,961
Brick Lane Convertible Notes	—	2,565,384	—	(2,264,573)	(29,972)	270,839
Bomore Convertible Notes	—	1,411,829	—	—	(28,190)	1,383,639
Torcross Convertible Notes	—	133,883	—	—	1,537	135,420
Total	$—	$14,218,740	$58,417	$(5,933,513)	$1,166,373	$9,510,017

Junior Note Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Aggregate Fair value of Warrants	The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Six Months Ended June 30,
	2025	2024
Junior Note Warrants:
Stock price	$0.35	$0.03 - 0.14
Expected term (in years)	3.4 - 4.1	4.4 - 4.7
Expected volatility	66.2% - 70.8%	58.9% - 69.8%
Risk-free interest rate	3.7%	4.2% - 4.3%
Expected dividend yield	0.0%	0.0%

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Year Ended December 31,
	2024	2023
Common Stock Warrants:
Stock price	$0.03 - 0.67	$0.15 - 0.18
Expected term (in years)	3.9 - 4.9	4.9 - 5.0
Expected volatility	58.9% - 79.6%	66.3%
Risk-free interest rate	3.6% - 4.3%	3.8% - 4.1%
Expected dividend yield	0.0%	0.0%

Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Fair value, beginning balance	$1,315	$2,235,208	$128,615	$2,238,519
Change in fair value	16,986	(1,783,201)	(110,314)	(1,786,512)
Fair value, ending balance	$18,301	$452,007	$18,301	$452,007

The following tables set forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

Year Ended December 31,
2024
Fair value as of December 31, 2023	$2,238,519
Change in fair value	(2,109,904)
Fair value as of December 31, 2024	$128,615

Year Ended December 31,
2023
Fair value at issuance	$—
Recognition of Junior Note Warrants upon issuance	2,668,169
Change in fair value	(429,650)
Fair value as of December 31, 2023	$2,238,519

August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Aggregate Fair value of Warrants

The aggregate fair value of the August 2024 Convertible Note Derivative Liability was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the August 2024 Convertible Note Derivative Liability during the year ended December 31, 2024 were as follows:

Year Ended December 31, 2024
August 2024 Convertible Note Derivative Liability:
Stock price	$0.51 - $1.82
Expected term (in years)	0.35 - 0.46
Expected volatility	253.0% - 285.4%
Risk-free interest rate	4.6% - 5.0%
Expected dividend yield	0.0%

Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Fair value, beginning balance	$—	$—	$37,900	$—
Extinguishment of August 2024 Convertible Notes	—	—	(37,900)	—
Fair value, ending balance	$—	$—	$—	$—

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

Fair value as of December 31, 2023	$—
Initial recognition at fair value	179,000
Change in fair value	(141,100)
Fair value as of December 31, 2024	$37,900

SEPA Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of the Company's SEPA Liability

The following table sets forth a summary of the changes in fair value of the Company's SEPA liability:

	Three Months Ended June 30,	Six Months Ended June 30,
	2025	2025
Fair value, beginning balance	$—	$—
Fair value at issuance	3,582,724	3,582,724
Common stock issued (1)	(545,309)	(545,309)
Change in fair value	260,507	260,507
Fair value, ending balance	$3,297,922	$3,297,922

(1)
Relates to the first 50% of Common Stock issued to the SEPA Investor during the second quarter of 2025 in connection with the commitment fee payable to the SEPA Investor in Common Stock in an amount equal to 1% of the Commitment Amount, or $1,000,000, to be paid 50% on execution of the SEPA and 50% to be paid 90 days after execution of the SEPA, as further detailed in Note 11.

Schedule of Significant Inputs to Calculation of Fair Value SEPA Liability	The significant inputs to the calculation of the fair value of the SEPA liability at issuance and June 30, 2025 were as follows:

Six Months Ended June 30,
2025
SEPA Liability
Stock price	$0.35 - 0.37
Expected term (in years)	2.9 - 3.0
Expected volatility	205%
Risk-free interest rate	3.7% - 3.9%
Expected dividend yield	0.0%

Convertible Notes Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Aggregate Fair value of Warrants	The significant inputs to the calculation of the fair value of the Convertible Note Receivable at issuance and June 30, 2025 were as follows:

Six Months Ended June 30,
2025
Convertible Note Receivable
Stock price	$0.000038 - 0.000048
Expected term (in years)	1.00 - 1.25
Expected volatility	157.7% - 188.1%
Risk-free interest rate	3.8% - 4.2%
Expected dividend yield	0.0%